2. Summary of Significant Accounting Policies (Tables)	15 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Noncontrolling Interest
	December 31, 2013	December 31, 2012

Net loss attributable to Safety Quick Lighting and Fans Corp.	$ (2,573,335)	$ (844,582)
Transfers (to) from the noncontrolling interest
Increase in Safety Quick Lighting and Fans Corp additional paid in capital	-	5,193
due to sale of 4.5% ownership in Subsidiary (member units)
Decrease in Safety Quick Lighting and Fans Corp additional paid in capital	(19,538)	-
due to reacquisition of 4.5% ownership in Subsidiary (member units)
Net transfers (to) from noncontrolling interst	(19,538)	5,193
Change from net loss attributable to Safety Quick Lighting and Fans Corp.
and transfers (to) from noncontrolling interest	$ (2,592,874)	$ (839,389)

Common Stock Equivalents
	2013	2012

Convertible Debt (Exercise price - $0.25/share)	8,976,532	-
Stock Warrants (Exercise price - $0.001 - $0.375/share)	4,338,884	-
Stock Options (Exercise price - $0.375/share)	300,000	-
Unvested stock - Chief Executive Officer	750,000	-
Total	14,365,416	-